RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2017
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
Receivables from related parties
The Company had the following related party transactions included in Receivables and other current assets and in Other non-current assets in the Consolidated balance sheets:

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Sadiola and Yatela (Non-interest bearing)
Balance, beginning of the period	$0.2	$—	$0.2	$0.2
Advances	0.2	—	0.7	—
Repayments	(0.3)	—	(0.8)	(0.2)
Balance, end of the period[1]	$0.1	$—	$0.1	$—
Sadiola Sulphide Project (LIBOR plus 2%)[2]
Balance, beginning of the period	$33.1	$30.2	$31.3	$29.3
Advances	2.8	0.3	4.6	1.2
Balance, end of the period[1]	$35.9	$30.5	$35.9	$30.5

1	Balances as of December 31, 2016 for Sadiola and Yatela and for the Sadiola Sulphide Project were $0.2 million and $31.3 million, respectively.

2
These advances were part of an extended loan agreement, reached in the fourth quarter of 2016, for the Sadiola Sulphide Project, and are to be repaid on the earlier of December 31, 2020 or, at such time as Sadiola has sufficient free cash flow.